Bonds and financing (Details) - BRL (R$) R$ in Thousands			12 Months Ended
		Mar. 15, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Bonds and financing
Bonds and financing at beginning of period			R$ 793,341		R$ 1,640,947
Additions through Business Combinations	[1]				998
Additions	[2]		500,000
Payment of interest			(24,922)	[3]	(49,404)		R$ (117,696)
Payment of principal			(477,741)	[3]	(852,135)
Interest accrued			43,549		52,935
Transaction cost of bonds			(3,000)
Transfers
Bonds and financing at end of period			831,226		793,341		1,640,947
Current liabilities
Bonds and financing
Bonds and financing at beginning of period			502,882		440,947
Additions through Business Combinations	[1]
Additions	[2]
Payment of interest			(24,922)	[3]	(49,404)
Payment of principal			(477,741)	[3]	(852,135)
Interest accrued			43,549		52,935
Transaction cost of bonds			(993)
Transfers			238,717		910,539
Bonds and financing at end of period			281,491		502,882		440,947
Current Bonds with Related Parties [member]
Bonds and financing
Bonds and financing at beginning of period			502,743		440,947
Additions through Business Combinations	[1]
Additions	[2]
Payment of interest			(24,873)	[3]	(49,369)
Payment of principal		R$ (100,000)	(477,564)	[3]	(852,135)
Interest accrued			25,859		52,900
Transaction cost of bonds
Transfers			238,509		910,400
Bonds and financing at end of period			264,673		502,743		440,947
Current Bonds [Member]
Bonds and financing
Bonds and financing at beginning of period
Additions	[2]
Payment of interest
Payment of principal
Interest accrued			17,574
Transaction cost of bonds			(993)
Transfers
Bonds and financing at end of period			16,581
Current Financing [member]
Bonds and financing
Bonds and financing at beginning of period			139
Additions through Business Combinations	[1]
Additions	[2]
Payment of interest			(49)	[3]	(35)
Payment of principal			(177)	[3]
Interest accrued			116		35
Transaction cost of bonds
Transfers			208		139
Bonds and financing at end of period			237		139
Non-current liabilities
Bonds and financing
Bonds and financing at beginning of period			290,459		1,200,000
Additions through Business Combinations	[1]				998
Additions	[2]		500,000
Payment of interest				[3]
Payment of principal				[3]
Interest accrued
Transaction cost of bonds			(2,007)
Transfers			(238,717)		(910,539)
Bonds and financing at end of period			549,735		290,459		1,200,000
Non-current Bonds with Related Parties [member]
Bonds and financing
Bonds and financing at beginning of period	[1]		289,600		1,200,000
Additions through Business Combinations	[1]
Additions	[2]
Payment of interest				[3]
Payment of principal				[3]
Interest accrued
Transaction cost of bonds
Transfers			(238,509)		(910,400)	[1]
Bonds and financing at end of period			51,091		289,600	[1]	1,200,000	[1]
Non-current Bonds [Member]
Bonds and financing
Bonds and financing at beginning of period
Additions	[2]		500,000
Payment of interest	[3]
Payment of principal	[3]
Interest accrued
Transaction cost of bonds			(2,007)
Transfers
Bonds and financing at end of period			497,993
Non-current Financing [member]
Bonds and financing
Bonds and financing at beginning of period			859
Additions through Business Combinations	[1]				998
Additions	[2]
Payment of interest				[3]
Payment of principal				[3]
Interest accrued
Transaction cost of bonds
Transfers			(208)		(139)
Bonds and financing at end of period			R$ 651		R$ 859

[1]	On August 4, 2020, the Company, substantially settled bonds with related parties amounting by R$ 852,136 and R$ 29,864, respectively principal and interest, as follow: 7th Issuance, 1st series – R$ 310,918; 8th Issuance R$ 448,826 and 9th Issuance 115,591. In addition, the Company settled only interest on the following bonds: 7th Issuance, 2nd series – R$4,671 and 6th Issuance, 2nd series – R$ 1,994. This measure is part of the commitment taken with the shareholders through the IPO process.
[2]	On August 6, 2021, the Company´s subsidiary Somos Sistemas de Ensino S.A. issued R$ 500 million in simple debentures not convertible into shares, subject to compensatory interest of 100% of DI Interest Deposit rate (CDI), plus spread of 2.30% per year. The debentures are aimed at reinforcing the Company’s capital structure and elongating the debt maturity profile, which average maturity now stands at 35 months.
[3]	On March 15, 2021, the Company, substantially settled bonds with related parties amounting to R$ 100,000 and R$ 1,488, in principal and interest, respectively as follows: 5th Issuance, 1st series – R$ 101,488. In addition, the Company settled only interest on the following bonds: 5th Issuance, 2nd series – R$ 1,451, 6th Issuance, 2nd series – R$ 3,613 and 7th Issuance, single series – R$ 5,663. This measure is part of a commitment with shareholders as a result of the IPO.